Income Taxes	12 Months Ended
Mar. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 17 – INCOME TAXES

(a)	Corporate Income Taxes

Under the current laws of the British Virgin Islands (“BVI”), the Company is not subject to tax on its income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no BVI withholding tax is imposed. The Company’s subsidiaries incorporated in Hong Kong were subject to the Hong Kong profits tax rate at 16.5% for the year ended March 31, 2021, 2020 and 2019. The Company’s subsidiaries and VIE incorporated in China were subject to PRC Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws. The EIT rate for companies operating in the PRC is 25% for the year ended March 31, 2021, 2020 and 2019, except for Taizhou Suxuantang where the applicable income tax rate is 15% for the year ended March 31, 2021, 2020 and 2019 since it was qualified as a high-technology company from January 1, 2018 to December 31, 2020. In addition, the Company is allowed to deduct additional 75% of its research and development expenses against its pre-tax income as a high-technology company.

For the year ended March 31, 2021, 2020 and 2019, income tax expenses consisted of the following:

	For the years ended March 31,
	2021	2020	2019
Current income tax provision	$-	$-	$259,955
Deferred income tax provision	(192,683)	(101,722)	(7,723)
Total income tax expense (benefit)	(192,683)	$(101,722)	$252,232

The following is a reconciliation of the Company’s total income tax expense to the amount computed by applying the PRC statutory income tax rate of 15% to its income from operations before income taxes for the year ended March 31, 2021, 2020 and 2019.

	For the years ended March 31,
	2021	2020	2019
Income (Loss) before income taxes	(2,940,866)	$(10,389,594)	$1,791,459
Income tax expense at the PRC statutory rate	(441,130)	(1,558,439)	268,719
Non-deductible expenses	278,437	51,884	12,783
Deductible research and development expenses	(41,120)	(39,787)	(29,098)
Deferred income tax provision	(192,683)	(101,722)	(7,723)
Effect of income tax rate differences in jurisdictions other than the PRC	203,813	1,546,342	7,551
Total	(192,683)	$(101,722)	$252,232

(b)	Deferred Tax Assets

Deferred income tax was measured using the enacted income tax rates for the periods in which they are expected to be reversed. Significant components of the Company’s deferred income tax assets and liabilities consist of follows:

	As of March 31,
	2021	2020
Tax loss carry forward	$100,095	$90,434
Allowance for doubtful account - prepayments, receivables and other current assets	163,613	-
Allowance for doubtful account - accounts receivable	40,604	15,598
Impairment provision for inventory	17,132	6,807
Total	$321,444	$112,839

The Company evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. For the year ended March 31, 2021, 2020 and 2019 the Company had no unrecognized tax benefits.

The Company does not anticipate any significant increase to its asset for unrecognized tax benefit within the next 12 months. The Company will classify interest and penalties related to income tax matters, if any, in income tax expense.